RELATED PARTY BALANCES AND TRANSACTIONS - Related party transactions (Details) - Imab Hangzhou ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Related Party Transaction [Line Items]
Receipt of CRO and CMC services - recognized in research and development expenses	¥ 48,799	$ 7,285
Provision of FTE and other services - recognized in other income			¥ 8,257
Expenses paid on behalf of an affiliate			2,451
Amounts received on behalf of an affiliate			281
Amounts paid by an affiliate on behalf of the group	¥ 516	$ 77	¥ 17,396